FEDERATED INTERNATIONAL HIGH INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount                                                             in
 or                                                                  U.S.
 Foreign                                                            Dollars
 Currency
 Par Amount

--------------------------------------------------------------------------------

             Corporate Bonds--9.2%
             Broadcast Radio & TV--2.6%
$ 1,250,000  TV Azteca SA de CV, Sr. Note, Series B, 10.50%,
             2/15/2007                                             $ 1,287,131
             Container & Glass Products--1.9%
  1,000,000  Vicap SA, Sr. Note, 11.375%, 5/15/2007                    977,500
             Oil & Gas--2.7%
  1,400,000  Petrobras International Finance, Sr. Note, 9.75%,
             7/6/2011                                                1,347,500
             Telecommunications & Cellular--2.0%
  1,000,000(1(2) Philippine Long Distance Telephone Co., Sr.
             Unsub., 11.375%, 5/15/2012                              1,030,210
                 Total Corporate Bonds (identified cost
                 $4,462,125)                                         4,642,341

             Government agency--1.2%
    600,000  Banque Centrale de Tunisie, Unsub., 7.375%,
             4/25/2012 (IDENTIFIED COST $592,182)                      596,382

             Sovereign governments--85.6%
  1,250,000  Brazil, Government of, Note, 11.50%, 3/12/2008          1,118,750
  2,500,000  Brazil, Government of, Bond, 12.25%, 3/6/2030           2,056,250
  1,354,551  Brazil, Government of, Brady Bond C, 8.00%,
             4/15/2014                                               1,015,236
  1,300,000  Brazil, Government of, Note, 12.00%, 4/15/2010          1,150,500
  5,250,000  Brazil, Government of, Unsub., 11.00%, 8/17/2040        3,879,750
  1,100,000(1(2) Bulgaria, Government of, Bond, 8.25%, 1/15/2015     1,080,750
    600,000  Colombia, Government of, Bond, 11.75%, 2/25/2020          595,500
    600,000  Dominican Republic, Government of, Bond, 9.50%,
             9/27/2006                                                 639,767
  2,500,000(1)Ecuador, Government of, Bond, 12.00%, 11/15/2012       1,876,250
    600,000(1(2) El Salvador, Government of, Bond, 8.25%,
             4/10/2032                                                 614,544
  5,200,000  Mexico, Government of, Note, 7.50%, 1/14/2012           5,275,400
  4,300,000  Mexico, Government of, Note, 8.375%, 1/14/2011          4,578,425
  1,000,000  Panama, Government of, Bond, 8.875%, 9/30/2027            955,000
    600,000(1(2) Peru, Government of, Note, 9.125%, 2/21/2012          572,400
  2,625,000  Philippines, Government of, Note, 10.625%,
             3/16/2025                                               2,880,938
  2,100,000  Russia, Government of, Bond, 10.00%, 6/26/2007          2,258,340
  1,900,000  Russia, Government of, Bond, 8.25%, 3/31/2010           1,884,610
  2,500,000  Russia, Government of, Unsub., 12.75%, 6/24/2028        3,075,000
  2,000,000(1)Russia, Government of, Unsub., 5.00%, 3/31/2030        1,437,000
  1,500,000  South Africa, Government of, Note, 8.50%, 6/23/2017     1,560,000
  2,000,000  Turkey, Government of, Sr. Unsub., 11.875%,
             1/15/2030                                               2,015,000
  3,700,000  Venezuela, Government of, Bond, 9.25%, 9/15/2027        2,543,750
                 Total sovereign governments (identified cost        3,063,160
                 $43,145,567)                                       4

             Repurchase Agreement--1.2%
    592,000  Bank of America LLC, 1.83%, dated 5/31/2002, due
             6/3/2002 (at amortized cost)                              592,000
                 Total Investments (identified cost $48,791,874
                 )(3)                                              $48,893,883

================================================================================

   (1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $6,611,154 which represents 13.1% of net assets. Included in this amount, securities which have been deemed liquid. These securities amounted to $3,297,904 which represents 6.6% of net assets.
   (2) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.
   (3) The cost of investments for federal tax purposes amounts to $48,791,874. The net unrealized appreciation of investments on a federal tax basis amounts to $102,009 which is comprised of $1,122,087 appreciation and $1,020,078 depreciation at May 31, 2002.


Note:        The categories of investments are shown as a percentage of net assets ($50,298,925) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

FEDERATED INTERNATIONAL HIGH INCOME CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value                $
(identified cost $48,791,874)                                      48,893,883
Cash                                                                      904
Income receivable                                                   1,335,949
Prepaid expenses                                                       68,189
Net assets for 4,626,747 shares outstanding                        50,298,925
Net Assets Consist of:
Paid in capital                                                    44,855,559
Net unrealized appreciation of investments                            102,009
Accumulated net realized gain on
investments                                                         2,761,227
Undistributed net investment income                                 2,580,130
  Total Net Assets                                                 50,298,925
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$50,298,925 / 4,626,747 shares outstanding                             $10.87
See Notes which are an integral part of the Financial Statements
================================================================================

FEDERATED INTERNATIONAL HIGH INCOME CORE FUND
STATEMENT OF OPERATIONS
Period Ended May 31, 2002 (unaudited)



Investment Income:
Interest                                                    2,594,297   $
Expenses:
Custodian fees                                               19,216     $
Transfer and dividend disbursing
agent fees and expenses                                       6,386
Directors'/Trustees' fees                                       117
Auditing fees                                                 7,602
Legal fees                                                   62,462
Portfolio accounting fees                                    20,968
Insurance premiums                                              695
Taxes                                                        12,290
Miscellaneous                                                 1,965
  Total expenseS                                            131,701
Reimbursement:
Reimbursement of other operating
expenses                                                   (117,534 )
Net expenses                                                                  14,167
Net investment income                                                      2,580,130
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments                                           2,761,227
Net change in unrealized appreciation
of investments                                                               102,009
Net realized and unrealized gain on
investments                                                                2,863,236
Change in net assets resulting from                                  $
operations                                                                 5,443,366

See Notes which are an integral part of the Financial Statements
================================================================================

FEDERATED INTERNATIONAL HIGH INCOME CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                   Period
                                                    Ended
                                                5/31/2002 1
Increase (Decrease) in Net Assets
Operations:
Net investment income                           2,580,130  $
Net realized gain on investments                2,761,227
Net change in unrealized
appreciation of investments                       102,009
  Change in net assets resulting
  from operations                               5,443,366
Share Transactions:
Proceeds from contributions                   103,222,580
Fair value of withdrawls                      (58,367,021 )
  Change in net assets resulting
  from share transactions                      44,855,559
Change in net assets                           50,298,925
Net Assets:
Beginning of period                                   ---
End of period                                  50,298,925  $

1 For the period from January 14, 2002 (date of initial investment) to May 31, 2002.
================================================================================
See Notes which are an integral part of the Financial Statements
FEDERATED INTERNATIONAL HIGH INCOME CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                         Period
                                          Ended
                                      5/31/2002 1
Net Asset Value, Beginning of
Period                                    $9.97

Income From Investment Operations:
Net investment income                      0.56
Net realized and unrealized gain
on investments                             0.34
Total from investment operations           0.90
Net Asset Value, End of Period           $10.87
Total Return2                              8.70 %

Ratios to Average Net Assets:
Expenses                                   0.06 %3
Net investment income                     10.05 %3
Expense waiver/reimbursement4              0.46 %3

Supplemental Data:
Net assets, end of period (000
omitted)                                $50,299
Portfolio turnover                           85 %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to May 31, 2002.
--------------------------------------------------------------------------------
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3 Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




International High Income Core Fund
Notes to Financial Statements
May 31, 2002 (Unaudited)

Organization

International High Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors.

The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions and Tax
Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Dollar Roll Transactions
The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.
   Additional information on each restricted security held at May 31, 2002 is as follows:

                                                Acquisition Acquisition
                                                       Date       Cost
Security
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Ecuador, Government of, 12.00%, 11/15/2012      01/14/2002  $1,912,500
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Russia, Government of, Unsub., 5.00%, 3/31/2030 01/14/2002   1,356,160
-----------------------------------------------------------------------

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Contributions/Withdrawls

Contribution and Withdrawl transactions were as follows:

                                                         For the Period
                                                          Ended May 31,
                                                              2002
                                                         ---------------
                                                         ---------------
Proceeds from contributions                                 $103,222,580
Fair value of withdrawls                                    (58,367,021)
                                                         ---------------
                                                         ---------------
Total Change Resulting from                                  $44,855,559
Contributions/Withdrawls
                                                         ---------------


Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee
Federated  Investment  Management  Co., is the Fund's  investment  adviser  (the
"Adviser")   subject  to  direction  of  the  Trustees.   The  Adviser  provides
investment adviser services at no fee.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at anytime at its sole discretion.

Administrative Fee
Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2002, were as follows:

------------------------------------------------------------------------------
Purchases                                                         $56,194,617
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales                                                             $85,911,444
------------------------------------------------------------------------------


      Concentration of Credit Risk

Compared to diversified mutual funds, the Fund, may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.
Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.